As filed with the Securities and Exchange Commission on November 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23175

Matrix Advisors Funds Trust

10 Bank Street, Suite 590
White Plains, NY 10606

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 99.5%
Bank (Money Center): 5.0%
5,300	JPMorgan Chase & Co.	$598,052

Bank (Regional): 3.8%
9,350	BB&T Corp.	453,849

Bank (Super Regional): 4.7%
10,700	Wells Fargo & Co.	562,392

Beverages: 3.9%
4,175	PepsiCo, Inc.	466,765

Biotechnology: 3.9%
5,975	Gilead Sciences, Inc.	461,330

Computer Peripherals: 2.1%
1,650	IBM	249,497

Computer Software and Services: 4.5%
4,675	Microsoft Corp.	534,680

Diversified Operations: 2.9%
2,475	United Technologies Corp.	346,030

Drug: 12.7%
6,100	AbbVie, Inc.	576,937
6,700	Merck & Co., Inc.	475,298
10,550	Pfizer, Inc.	464,939
		1,517,174

Food Processing (Retail): 3.6%
10,000	General Mills, Inc.	429,200

Household Products: 7.4%
4,000	Kimberly-Clark Corp.	454,560
5,100	The Procter & Gamble Co.	424,473
		879,033

Insurance (Diversified): 4.1%
10,550	MetLife, Inc.	492,896

Manufacturing - Miscellaneous: 5.0%
6,800	Eaton Corp. Plc	589,764

Medical Supplies: 2.3%
2,000	Johnson & Johnson	276,340

Petroleum (Integrated): 9.1%
2,150	Chevron Corp.	262,902
3,300	Exxon Mobil Corp.	280,566
7,600	Royal Dutch Shell Plc - ADR	539,068
		1,082,536

Petroleum (Producing): 3.1%
4,500	Occidental Petroleum Corp.	369,765

Telecommunication Services: 8.1%
15,300	AT&T, Inc.	513,774
8,500	Verizon Communications, Inc.	453,815
		967,589

Telecommunications (Equipment): 9.2%
11,900	Cisco Systems, Inc.	578,934
7,100	QUALCOMM, Inc.	511,414
		1,090,348

Transportation Services: 4.1%
4,200	United Parcel Service, Inc. - Class B	490,350

TOTAL COMMON STOCKS (Cost $10,523,190)		$11,857,590

SHORT-TERM INVESTMENTS - 0.9%
113,102	First American Government Obligations Fund , Class X - 1.98%*	113,102

TOTAL SHORT-TERM INVESTMENTS (Cost $113,102)		$113,102

TOTAL INVESTMENTS (Cost $10,636,292): 100.4%		11,970,692
Liabilities in Excess of Other Assets: (0.4)%		(48,052)
TOTAL NET ASSETS: 100.0%		$11,922,640

ADR - American Depositary Receipt
* Rate quoted is seven-day yield at period end

Matrix Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$11,857,590	$-	$-	$11,857,590
Total Equity	11,857,590	-	-	11,857,590

Short-Term Investments	113,102	-	-	113,102
Total Investments in Securities	$11,970,692	$-	$-	$11,970,692

* See Funds' Schedule of Investments for Industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Funds Trust

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  November 26, 2018